Statements of Income and Changes in Plan Equity $ in Thousands	Employee Stock Purchase Plan USD ($)
Additions
Employee contributions, net of withdrawals	$ 885,995
Total additions	885,995
Deductions
Cost of shares purchased	883,236
Participants cash added (subtracted) to Trust	2,759
Total deductions	885,995
Changes in plan equity	0
Plan equity, beginning of year at Dec. 31, 2023	0
Plan equity, end of year at Dec. 31, 2024	0
Additions
Employee contributions, net of withdrawals	901,836
Total additions	901,836
Deductions
Cost of shares purchased	903,135
Participants cash added (subtracted) to Trust	(1,299)
Total deductions	901,836
Changes in plan equity	0
Plan equity, end of year at Dec. 31, 2025	$ 0